Computer hardware prepayments	3 Months Ended
Sep. 30, 2024
Computer hardware prepayments [Abstract]
Computer hardware prepayments
Note 10. Computer hardware prepayments

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Non-current assets
Mining hardware prepayments	122,363	239,841
High-performance computing hardware prepayments	8,135	-

Total computer hardware prepayments (See note 13 - Property, plant and equipment)	130,498	239,841
Computer hardware prepayments represent payments made by the Group for the purchase of mining hardware and High-performance computing ("HPC") hardware, that are yet to be delivered as at 30 September 2024. These prepayments are in accordance with payment schedules set out in relevant purchase agreements with hardware manufacturers.
Reconciliations

	Mining hardware prepayments	High-performance computing hardware prepayments	Total computer hardware prepayments (See note 13 - Property, plant and equipment)
	US$'000	US$'000	US$'000

Balance at 1 July 2024	239,841	-	239,841
Addition during the period	297,077	8,135	305,212
Transfer to PPE	(415,798)	-	(415,798)
Exchange differences	1,243	-	1,243
Balance at 30 September 2024	122,363	8,135	130,498